Distribution of the Bank's profit and Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Distribution of the Bank's profit and Earnings per share
Schedule of distribution of the Bank's profit

	2018	2019	2020

Profit of the year	19,356	20,381	18,974
Dividends declared	9,228	10,293	—
Dividend per share (pesos)	1.36	1.52	—
Date of payment	06/29/2018 and	05/28/2019 and
	12/28/2018	12/27/2019

Earnings per share basic and diluted

Accordingly, basic earnings per share were determined as follows:

	2018	2019	2020

Profit attributable to the Parent	19,353	20,381	18,974
Profit attributable to the Parent (net of non-controlling interest)	19,353	20,381	18,974
Weighted average number of shares outstanding	6,776,220,369	6,775,455,458	6,776,640,349
Basic earnings per share (pesos)	2.86	3.01	2.80

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, excluding the average number of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d).

Accordingly, diluted earnings per share were determined as follows:

	2018	2019	2020

Profit attributable to the Parent	19,353	20,381	18,974
Profit attributable to the Parent (net of non-controlling interest)	19,353	20,381	18,974
Weighted average number of shares outstanding	6,776,220,369	6,775,455,458	6,776,640,349
Dilutive effect of rights on shares	10,773,988	11,538,899	10,354,008
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (pesos)	2.85	3.00	2.80